Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Centre American Select Equity Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Centre American Select Equity Fund - Advisor Class
Average Annual Return, Percent	7.71%	14.94%			13.59%
Centre American Select Equity Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Centre American Select Equity Fund - Investor Class
Average Annual Return, Percent	7.96%	15.38%			13.98%
Centre Global Infrastructure Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Centre Global Infrastructure Fund - Advisor Class
Average Annual Return, Percent	15.88%	11.73%		6.75%
Centre Global Infrastructure Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Centre Global Infrastructure Fund - Investor Class
Average Annual Return, Percent	16.22%	12.10%		7.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent	17.60%	16.47%			15.30%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent	17.60%	16.47%			15.30%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Infrastructure Index
Average Annual Return, Percent	15.80%	12.62%		6.72%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global Infrastructure Index
Average Annual Return, Percent	15.80%	12.62%		6.72%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	17.25%	14.41%		10.74%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	17.25%	14.41%		10.74%